Employee benefits - Defined Benefit Obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 4,177	€ 3,760	€ 3,697
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	3,713	3,281	3,282
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 463	€ 479	€ 415